Income Taxes (Details 4) - Apr. 30, 2015 - USD ($) $ in Millions	Total
Schedule Of Tax Carryforwards [Line Items]
Related tax deduction on operating loss and tax credit carryforwards	$ 224.0
Deferred tax asset on operating loss and tax credit carryforwards	44.8
Valuation allowance on operating loss and tax credit carryforwards	4.2
Federal [Member]
Schedule Of Tax Carryforwards [Line Items]
Related tax deduction on operating loss carryforward	104.6
Related tax deduction on tax credit carryforward	0.0
Deferred tax asset related to an operating loss carryforward	36.6
Deferred tax assets related to tax carryforwards	0.5
Valuation allowance on operating loss carryforward	4.2
Valuation allowance on tax credit carryforward	$ 0.0
Expiration date on operating loss carryforward	Apr. 30, 2035
Expiration date on tax credit carryforward	Apr. 30, 2035
State [Member]
Schedule Of Tax Carryforwards [Line Items]
Related tax deduction on operating loss carryforward	$ 119.4
Related tax deduction on tax credit carryforward	0.0
Deferred tax asset related to an operating loss carryforward	5.9
Deferred tax assets related to tax carryforwards	1.8
Valuation allowance on operating loss carryforward	0.0
Valuation allowance on tax credit carryforward	$ 0.0
Expiration date on tax credit carryforward	Apr. 30, 2021
State [Member] | Maximum [Member]
Schedule Of Tax Carryforwards [Line Items]
Expiration date on operating loss carryforward	Apr. 30, 2035
State [Member] | Minimum [Member]
Schedule Of Tax Carryforwards [Line Items]
Expiration date on operating loss carryforward	Apr. 30, 2020